Note 7 Fair value and carrying amount of the financial instruments (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets-liabilities [Line Items]
Cash and cash equivalents	€ 81,508	€ 67,799	[1]
Current financial assets at fair value through profit or loss, classified as held for trading	120,823	123,493
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,775	6,086
Financial assets at fair value through profit or loss	1,003	1,092
Financial assets at fair value through other comprehensive income	63,223	60,421
Financial assets at amortised cost	408,148	372,676
Derivative financial assets held for hedging	1,858	1,805
Current financial liabilities at fair value through profit or loss, classified as held for trading	102,305	91,135
Financial liabilities at fair value through profit or loss	9,878	9,683
Financial liabilities at amortised cost	527,275	487,893
Derivative financial liabilities held for hedging	3,181	2,626
At fair value [member]
Assets-liabilities [Line Items]
Cash and cash equivalents	81,508	67,799
Current financial assets at fair value through profit or loss, classified as held for trading	120,823	123,493
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,775	6,086
Financial assets at fair value through profit or loss	1,003	1,092
Financial assets at fair value through other comprehensive income	63,223	60,421
Financial assets at amortised cost	409,324	377,451
Derivative financial assets held for hedging	1,858	1,805
Current financial liabilities at fair value through profit or loss, classified as held for trading	102,305	91,135
Financial liabilities at fair value through profit or loss	9,878	9,683
Financial liabilities at amortised cost	524,793	488,733
Derivative financial liabilities held for hedging	€ 3,181	€ 2,626

[1]	(*) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the sale to PNC (see Note 3).